Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Total income	£ 21,136	[1]	£ 21,076		£ 21,451
Credit impairment charges and other provisions	(1,468)		(2,336)		(2,373)
Operating expenses	(16,243)		(15,456)		(16,338)
Assets	1,133,283		1,133,248	[2]	1,213,126	[2],[3]
Liabilities	1,069,504		1,067,232	[2]	1,141,761	[2]
Associates [member]
Disclosure of transactions between related parties [line items]
Total income	0		(20)		(20)
Credit impairment charges and other provisions	0		2		(13)
Operating expenses	(27)		0		0
Assets	12		2		72
Liabilities	85		75		94
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Total income	7		61		32
Credit impairment charges and other provisions	0		0		0
Operating expenses	(7)		(23)		(25)
Assets	1,288		1,048		2,244
Liabilities	2		2		95
Pension funds [member]
Disclosure of transactions between related parties [line items]
Total income	4		4		4
Credit impairment charges and other provisions	0		0		0
Operating expenses	0		0		0
Assets	3		2		0
Liabilities	£ 139		£ 162		£ 260

[1]	£351m of certain legacy capital instrument funding costs are now charged to Head O ffice, the impact of which would have been materially the same if the charges had been included in full year 2017.
[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[3]	Africa Banking assets held for sale were reported in Head Office for 2016.